Exhibit 99.4

FIGRE 2025-HE8 Rebuttal Findings_Redacted

Seller:

Deal ID:

Total Loan Count: 1527

Loans by Grade in Population
Loan Grade	Count	Percentage
1	1261	82.58%
2	132	8.64%
3	134	8.78%

Trade Summary
Loan Status	Count	Percentage
Review Complete	1386	90.77%
In Rebuttal	141	9.23%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	273	271	271	134	139	0	0	134	0	125	14
4	3	3	3	0	3	0	0	0	0	0	3
2	9	1	1	9	0	0	0	0	0	8	1
1	4297	0	0	4297	0	0	0	0	0	0	4297

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	12	5	0	7	2	0	7
Security Instrument - Incomplete	6	2	0	4	2	0	4
State Testing	2	0	0	2	0	0	2
Security Instrument - Inaccurate	1	1	0	0	0	0	0
Note - Name Discrepancy	1	1	0	0	0	0	0
Security Instrument - Name Discrepancy	1	1	0	0	0	0	0
State Testing - Interest Rate	1	0	0	1	0	0	1
Credit	16	11	3	2	0	0	1
DTI - Exceeds Guidelines - originator (not pcqc eligible)	11	11	0	0	0	0	0
Income - Missing Income Documents	3	0	3	0	0	0	0
Income Variance	2	0	0	2	0	0	1
Valuation	257	257	0	0	132	0	125
Appraisal - Value is not supported within a 10% variance	257	257	0	0	132	0	125